SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Company's Ownership Percentage in Each of Its Subsidiaries

The following table sets forth the Company’s ownership percentage in each of its subsidiaries as of December 31, 2018:

Name of Subsidiary	% Ownership as of December 31, 2018
NXE Energy Royalty Ltd.	100%
NXE Energy SW1 Ltd.	100%
NXE Energy SW3 Ltd.	100%
IsoEnergy Ltd.	53.35%

Summary of Depreciation Over the Estimated Useful Lives of Each Significant Component

Depreciation is calculated over the estimated useful lives of each significant component as follows:

-	Computing equipment	55% declining balance basis
-	Software	55% declining balance basis
-	Field equipment	20% declining balance basis
-	Leasehold improvements	Lease term
-	Road	5-year straight-line basis